Related party transactions - Related Party Agreements with Seadrill Partners Narrative (Details) - USD ($)			3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
		Jan. 02, 2014	Sep. 30, 2016	[2]	Jun. 30, 2016	[2]	Mar. 31, 2016	[2]	Jun. 30, 2016 [2]	Sep. 30, 2016 [2]	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Related Party Transaction [Line Items]
Revenues related party											$ 100,000,000	$ 119,000,000		$ 97,000,000
Vessel and rig operating expenses	[1]		$ 243,000,000		$ 248,000,000		$ 290,000,000		$ 538,000,000	$ 781,000,000	$ 1,015,000,000	1,611,000,000	[2]	1,938,000,000
Equity Method Investee | Minimum
Related Party Transaction [Line Items]
Management fee (as percent)											4.50%
Equity Method Investee | Maximum
Related Party Transaction [Line Items]
Management fee (as percent)											8.00%
Equity Method Investee | Seadrill Partners LLC
Related Party Transaction [Line Items]
Technical and administrative service agreement fee (as percent)		5.00%
Equity Method Investee | Seadrill Partners LLC | Seadrill Management
Related Party Transaction [Line Items]
Management service agreement termination notice period		90 days
Equity Method Investee | Seadrill Partners LLC | Seadrill Management | Minimum
Related Party Transaction [Line Items]
Management fee (as percent)											4.85%
Equity Method Investee | Seadrill Partners LLC | Seadrill Management | Maximum
Related Party Transaction [Line Items]
Management fee (as percent)											8.00%
Subsidiaries | Rig Financing Agreements
Related Party Transaction [Line Items]
Interest income, related party											$ 12,000,000	16,000,000		40,000,000
Subsidiaries | Seadrill Partners LLC
Related Party Transaction [Line Items]
Revenues related party	[3],[4]										65,000,000	75,000,000		59,000,000
Rig operating expenses recharged by Seadrill Partners	[5]										11,000,000	13,000,000		0
Bareboat charter arrangements income (expense)	[6]										10,000,000	(2,000,000)		(26,000,000)
Interest income, related party	[7]										12,000,000	16,000,000		40,000,000
Derivatives recharged to Seadrill Partners	[8]										4,000,000	10,000,000		42,000,000
Subsidiaries | Seadrill Partners LLC | Interest Rate Swap
Related Party Transaction [Line Items]
Derivatives recharged to Seadrill Partners											$ 1,000,000	$ 10,000,000		$ 42,000,000

[1]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".
[2]	Refer to Note 39 "Restatement of previously issued financial statements"
[3]	Management and administrative service agreementsIn connection with the IPO, subsidiaries of Seadrill Partners, entered into a management and administrative services agreement with Seadrill Management, a wholly owned subsidiary of the Company, pursuant to which Seadrill Management provides to Seadrill Partners certain management and administrative services. The services provided by Seadrill Management are charged at cost plus management fee to be agreed upon from time to time by the parties. In April 2016, the agreement was extended for an indefinite term and can be terminated providing 90 days written notice. During the twelve months ended December 31, 2016 the management fee has ranged from 4.85% to 8% of costs and expenses incurred in connection with providing these services.
[4]	Technical and administrative service agreement In connection with the IPO, subsidiaries of Seadrill Partners entered into certain advisory, technical and/or administrative services agreements with subsidiaries of the Company. The services provided by the Company’s subsidiaries are charged at cost plus service fee equal to approximately 5% of costs and expenses incurred in connection with providing these services. Income recognized under the above agreements (a) & (b) for the period ended December 31, 2016 was $65 million (2015: $75 million; 2014: $59 million).
[5]	Rig operating costs charged by Seadrill PartnersSeadrill Partners has charged to Seadrill, through its Nigerian service company, certain services, including the provision of onshore and offshore personnel, which was provided for the West Jupiter and West Saturn drilling rigs operating in Nigeria. The total rig operating expenses incurred for the period ending December 31, 2016 was $11 million (2015: $13 million; 2014: nil).
[6]	Bareboat charter arrangementsIn connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of Seadrill Partners, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd, the owner of the West Aquarius and a wholly-owned subsidiary of Seadrill Partners, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract described above. For year ended December 31, 2016 the net effect to Seadrill of the bareboat charters was an expense of $10 million (2015: $2 million, 2014: $26 million).
[7]	Interest expensesThe total interest charged to Seadrill Partners for the loan arrangements, including commitment fees and other fees, was $12 million for the period ending December 31, 2016 (2015: $16 million; 2014: $40 million). Refer to the sections below for details on the financing arrangements.
[8]	Derivative interest rate swap agreementsThe Company has interest rate swap agreements with Seadrill Partners on a back to back basis with certain of its own interest rate swap agreements. The total net derivative gains and losses charged to Seadrill Partners for the year ended December 31, 2016 was $1 million, (2015: $10 million; 2014: $42 million).